Long-Term Debt - Amendments Delivery Financing Agreements (Details) $ in Millions	1 Months Ended
	Jan. 31, 2021 rig	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 30, 2021 USD ($)
PPL Newbuild Financing
Debt Instrument [Line Items]
Interim payments required 2021							$ 6
Interim payments required 2022							12
PPL Newbuild Financing | Forecast
Debt Instrument [Line Items]
Minimum liquidity requirements, cash requirement				$ 15	$ 10	$ 5
Debt covenant, minimum value of rig			$ 75			$ 70
PPL Newbuild Financing | Subsequent event | Forecast
Debt Instrument [Line Items]
Debt covenant, minimum value of rig		$ 80
Keppel H-Rigs Financing
Debt Instrument [Line Items]
Interim payments required 2021							6
Interim payments required 2022							$ 12
Keppel Delivery Financing
Debt Instrument [Line Items]
Number of rigs delivered | rig	3
Loan maturity date, period extended	1 year